OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

9.OTHER NON-CURRENT ASSETS, NET

Other non-current assets are summarized as follows:

	As of December 31,
	2023	2024
Service deposit made to mining machine hosting service provider	—	44,992,599
Total other non-current assets	—	44,992,599
Less: allowance for other non-current assets	—	(371,197)
Other non-current assets, net	—	44,621,402

No amounts have been written off during the years ended December 31, 2023 and 2024, respectively. The movements in the allowance for other non-current assets were as follows:

As of December 31,
2024
Balance as of January 1	—
Addition	371,197
Balance as of December 31	371,197